RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS (Schedule Of Balances Recorded) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT [Abstract]
Research and Development Component		$ 421
Research and development funding arrangement		$ 421